Other liabilities - Narratives (Details) € in Millions		1 Months Ended		12 Months Ended
	Feb. 01, 2018 USD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant Received From Ministry Of Industry And Tourism Of The Government Of Spain		$ 13,800,000	€ 11.7
Projected capital expenditure investment		$ 32,900,000				€ 28.0
Threshold emission reduction forecast percentage		80.00%	80.00%
Threshold final investment percentage of total budget		60.00%	60.00%
Ferroglobe Mangan Norge and Ferroglobe Manganese France
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of equity interests acquired	100.00%
Period for contingent consideration	8 years 6 months
Payment of contingent consideration				$ 2,533,000	$ 3,861,000
Accumulated payments				33,672,000
Contingent consideration				$ 3,136,000	$ 3,338,000
Ferroglobe Mangan Norge and Ferroglobe Manganese France | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contingent consideration arrangements	$ 60,000,000